Derivative Instrument - Schedule of Company's Open Commodity Contracts (Detail) MMBTU in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2019 MMBTU $ / BTU $ / bbl bbl	Dec. 31, 2018 MMBTU $ / BTU $ / bbl bbl
Fixed price/basis swaps | Oil fixed price swaps
Derivative Instruments [Line Items]
Volume (Bbl) | bbl	6,938,390	7,005,170
Weighted average price (usd per bbl) | $ / bbl	60.36	60.76
Fixed price/basis swaps | Oil fixed price swaps | 2019
Derivative Instruments [Line Items]
Volume (Bbl) | bbl	3,874,890	5,405,670
Weighted average price (usd per bbl) | $ / bbl	60.05	60.05
Fixed price/basis swaps | Oil fixed price swaps | 2020
Derivative Instruments [Line Items]
Volume (Bbl) | bbl	3,063,500	1,599,500
Weighted average price (usd per bbl) | $ / bbl	60.74	63.14
Fixed price/basis swaps | Natural gas fixed price swaps
Derivative Instruments [Line Items]
Volume (MMBtu) | MMBTU	46,447	56,125
Weighted average price (usd per bbl) | $ / BTU	2.82	2.84
Fixed price/basis swaps | Natural gas fixed price swaps | 2019
Derivative Instruments [Line Items]
Volume (MMBtu) | MMBTU	30,442	43,800
Weighted average price (usd per bbl) | $ / BTU	2.91	2.90
Fixed price/basis swaps | Natural gas fixed price swaps | 2020
Derivative Instruments [Line Items]
Volume (MMBtu) | MMBTU	16,005	12,325
Weighted average price (usd per bbl) | $ / BTU	2.64	2.63
Fixed price/basis swaps | Natural gas liquids fixed price swaps
Derivative Instruments [Line Items]
Volume (Bbl) | bbl	825,000	1,095,000
Weighted average price (usd per bbl) | $ / bbl	32.25	32.25
Fixed price/basis swaps | Natural gas liquids fixed price swaps | 2019
Derivative Instruments [Line Items]
Volume (Bbl) | bbl	825,000	1,095,000
Weighted average price (usd per bbl) | $ / bbl	32.25	32.25
Fixed price/basis swaps | Natural gas liquids fixed price swaps | 2020
Derivative Instruments [Line Items]
Volume (Bbl) | bbl	0	0
Weighted average price (usd per bbl) | $ / bbl	0.00	0.00
Basis swap | Natural gas basis swaps
Derivative Instruments [Line Items]
Volume (MMBtu) | MMBTU	29,320	32,840
Weighted average price (usd per bbl) | $ / BTU	0.58	0.60
Basis swap | Natural gas basis swaps | 2019
Derivative Instruments [Line Items]
Volume (MMBtu) | MMBTU	22,000	29,200
Weighted average price (usd per bbl) | $ / BTU	0.60	0.60
Basis swap | Natural gas basis swaps | 2020
Derivative Instruments [Line Items]
Volume (MMBtu) | MMBTU	7,320	3,640
Weighted average price (usd per bbl) | $ / BTU	0.53	0.62